UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     August 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $460,964 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    32518   908575 SH       SOLE                   442833        0   465742
AMERICAN CAMPUS CMNTYS INC     COM              024835100    20259   913394 SH       SOLE                   456146        0   457248
AVALONBAY CMNTYS INC           COM              053484101    19802   353983 SH       SOLE                   127054        0   226929
BIOMED REALTY TRUST INC        COM              09063H107    11790  1152540 SH       SOLE                   426940        0   725600
BOSTON PROPERTIES INC          COM              101121101    22718   476272 SH       SOLE                   158240        0   318032
CAMDEN PPTY TR                 SH BEN INT       133131102     2078    75300 SH       SOLE                        0        0    75300
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     8620   293908 SH       SOLE                   107767        0   186141
DIGITAL RLTY TR INC            COM              253868103    25752   718313 SH       SOLE                   285562        0   432751
DOUGLAS EMMETT INC             COM              25960p109    11106  1235363 SH       SOLE                   460352        0   775011
DUKE REALTY CORP               COM NEW          264411505    12342  1407300 SH       SOLE                   581896        0   825404
ESSEX PPTY TR INC              COM              297178105    11844   190322 SH       SOLE                    64908        0   125414
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    20101   390150 SH       SOLE                   129408        0   260742
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103     8312   404890 SH       SOLE                   254822        0   150068
HCP INC                        COM              40414l109    26464  1248871 SH       SOLE                   477710        0   771161
HEALTH CARE REIT INC           COM              42217k106    22760   667451 SH       SOLE                   318636        0   348815
HOME PROPERTIES INC            COM              437306103     3698   108450 SH       SOLE                    25700        0    82750
MACERICH CO                    COM              554382101      261    14835 SH       SOLE                     6779        0     8056
OMEGA HEALTHCARE INVS INC      COM              681936100    13729   884600 SH       SOLE                   350288        0   534312
PUBLIC STORAGE                 COM              74460d109    33326   508948 SH       SOLE                   171293        0   337655
REGENCY CTRS CORP              COM              758849103    19250   551431 SH       SOLE                   215580        0   335851
SIMON PPTY GROUP INC NEW       COM              828806109    55872  1086366 SH       SOLE                   397429        0   688937
TANGER FACTORY OUTLET CTRS I   COM              875465106    16847   519475 SH       SOLE                   211150        0   308325
TAUBMAN CTRS INC               COM              876664103     4194   156141 SH       SOLE                    46389        0   109752
VENTAS INC                     COM              92276F100    14414   482723 SH       SOLE                   152535        0   330188
VORNADO RLTY TR                SH BEN INT       929042109    42907   952854 SH       SOLE                   352850        0   600004